Commitments - Additional information (Details) £ in Thousands	Oct. 05, 2021 USD ($)	Mar. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 22, 2022 GBP (£)
Disclosure of attribution of expenses by nature to their function [line items]
Commitment costs incurred		£ 7,508	£ 6,459
Commitments outstanding		6,535
Total minimum lease commitments		23,368	16,253
Miami, United States Of America
Disclosure of attribution of expenses by nature to their function [line items]
Total minimum lease commitments				£ 3,349
Gates Foundation
Disclosure of attribution of expenses by nature to their function [line items]
Commitment | $	$ 70,000,000
Commitment, term	4 years
Commitments outstanding		£ 43,978	£ 45,027